Document and Entity Information Document and Entity Information	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation, State or Country Code	D0
Entity File Number	001-31721
Entity Tax Identification Number	98-0395986
Entity Address, Address Line One	29 Richmond Road, 3rd Flr
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	496-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001214816
Entity Registrant Name	AXIS CAPITAL HOLDINGS LTD
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common shares, par value $0.0125 per share
Trading Symbol	AXS
Security Exchange Name	NYSE
Series E Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/100th interest in a 5.50% Series E preferred share
Trading Symbol	AXS PRE
Security Exchange Name	NYSE